Share-based Compensation Stock Incentive Plans - Share-based Award Activity (Details) $ / shares in Units, $ in Thousands				5 Months Ended		7 Months Ended	12 Months Ended
	Jul. 21, 2023 USD ($) $ / shares shares	Apr. 27, 2023 USD ($)	Jan. 06, 2023 USD ($)	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Jul. 21, 2023 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares
Other than options, Weighted Average Exercise Price
Lock up term	1 year
Common stock, shares outstanding				37,159,600	37,159,600		37,159,600	138,825,356
Priveterra | Intangible Assets Acquired
Other than options, Weighted Average Exercise Price
Fair value of the replacement awards | $	$ 13,300	$ 13,300	$ 13,331
Priveterra | Intangible Assets Acquired | Stock options issued and outstanding
Other than options, Weighted Average Exercise Price
Fair value of the replacement awards | $		11,500
Priveterra | Intangible Assets Acquired | Restricted stock units (unvested)
Other than options, Weighted Average Exercise Price
Fair value of the replacement awards | $		$ 1,800
AEON 2013 Stock Incentive Plan
Options, Number of Shares
Outstanding, beginning of period						9,694,890	9,694,890	10,516,525
Options forfeited								(821,635)
Options cancelled in connection with Merger						(9,694,890)
Outstanding, end of period								9,694,890
Exercisable, end of period								9,694,890
Options, Weighted Average Exercise Price
Outstanding, beginning of period | $ / shares						$ 1.53	$ 1.53	$ 1.51
Options forfeited | $ / shares								1.23
Options cancelled in connection with Merger | $ / shares						$ 1.53
Outstanding, end of period | $ / shares								1.53
Exercisable, end of period | $ / shares								$ 1.53
Other than options, Weighted Average Exercise Price
Weighted average remaining contractual life of options outstanding								2 years 6 months
Aggregate intrinsic value of options outstanding | $								$ 300
Unrecognized compensation expense related to non-vested stock options | $				$ 0	$ 0		$ 0	$ 0
Aggregate number of shares available for future grant								27,884,000
ABP Sub Inc. 2019 Incentive Award Plan
Options, Weighted Average Exercise Price
Options granted | $ / shares	$ 10.00
Other than options, Weighted Average Exercise Price
Weighted average fair value of options granted per share | $ / shares								$ 488.02
Weighted average remaining contractual life of options outstanding							7 years 1 month 6 days	8 years 1 month 6 days
Share-based compensation expense | $	$ 1,000
Unrecognized compensation expense related to non-vested stock options | $				$ 4,900	$ 4,900		$ 4,900	$ 12,300
Weighted-average remaining requisite service period for which unrecognized compensation expense related to nonvested stock options expected to be recognized							10 months	24 months
Conversion ratio of options and RSU awards that were outstanding immediately prior to the Merger to common stock	77.65
Aggregate number of shares available for future grant	237,500			0	0	237,500	0
Options granted to purchase number of sub options	45,130					45,130
Options to purchase number of shares of common stock	3,515,219					3,515,219
Options to purchase number of RSU awards	15,059					15,059
RSU awards covering number of shares of common stock	1,169,366					1,169,366
Common stock, shares outstanding	127,801					127,801
ABP Sub Inc. 2019 Incentive Award Plan | Stock options issued and outstanding
Options, Number of Shares
Outstanding, beginning of period				3,515,219	45,130	45,534	45,534	38,172
Options granted				0				16,437
Options forfeited				0		(404)		(9,075)
Outstanding, end of period	45,130			3,515,219	3,515,219	45,130	3,515,219	45,534
Exercisable, end of period	30,968					30,968		23,155
Options, Weighted Average Exercise Price
Outstanding, beginning of period | $ / shares				$ 10.00	$ 959.06	$ 958.75	$ 958.75	$ 986.36
Options granted | $ / shares				0				898.58
Options forfeited | $ / shares				0		1,021.98		965.92
Outstanding, end of period | $ / shares	$ 959.06			$ 10.00	$ 10.00	959.06	$ 10.00	958.75
Exercisable, end of period | $ / shares	$ 956.64					$ 956.64		$ 958.86
Other than options, Weighted Average Exercise Price
Share-based compensation expense | $					$ 2,400	$ 2,700		$ 5,900
ABP Sub Inc. 2019 Incentive Award Plan | Restricted stock units (unvested)
Other than options, Number of Shares
Granted					1,169,366
Vested					(127,801)
Forfeited					(28,571)
Outstanding, ending of period				1,012,994	1,012,994		1,012,994
Other than options, Weighted Average Exercise Price
Granted | $ / shares					$ 10.84
Vested | $ / shares					10.84
Forfeited | $ / shares					10.84
Outstanding, ending of period | $ / shares				$ 10.84	$ 10.84		$ 10.84
Number of awards contained vesting criteria	466,468
Amount of awards inlcuded in purchase consideration | $	$ 1,800
Share-based compensation expense | $					$ 800	$ 500
Unrecognized compensation expense related to non-vested stock options | $				$ 9,600	$ 9,600		$ 9,600
Weighted-average remaining requisite service period for which unrecognized compensation expense related to nonvested stock options expected to be recognized							31 months
AEON Biopharma Inc 2023 Incentive Award Plan
Options, Number of Shares
Options granted					331,753
Outstanding, end of period				331,753	331,753		331,753
Options, Weighted Average Exercise Price
Options granted | $ / shares					$ 5.47
Outstanding, end of period | $ / shares				$ 5.47	$ 5.47		$ 5.47
Other than options, Weighted Average Exercise Price
Aggregate number of shares available for future grant	3,839,892					3,839,892
Percentage of fully-diluted shares outstanding considered for annual increase of shares available for issuance	4.00%
AEON Biopharma Inc 2023 Incentive Award Plan | Stock options issued and outstanding
Other than options, Weighted Average Exercise Price
Weighted average fair value of options granted per share | $ / shares							$ 3.18
Weighted average remaining contractual life of options exercisable							9 years 7 months 6 days
Share-based compensation expense | $					$ 100
Unrecognized compensation expense related to non-vested stock options | $				$ 900	$ 900		$ 900
Weighted-average remaining requisite service period for which unrecognized compensation expense related to nonvested stock options expected to be recognized							35 months